Reserves (Tables)	12 Months Ended
Jun. 30, 2023
Reserves Table [abstract]
Schedule of Reserves of Share Based Payments
		Years Ended June 30,
	Notes	2023	2022	2021

(a) Share Based Payments
170,042,720 (2022: 184,692,720, 2021: 160,542,720) options for fully paid ordinary shares	11(c)	3,972,475	3,565,918	2,750,884

		3,972,475	3,565,918	2,750,884
The share-based payment reserve is used to recognize the fair value of options issued to directors, executives, employees and consultants but not exercised. Amounts are transferred out of the reserve and into issued capital when the options are exercised. When options expire, the amount is transferred from reserve to accumulated losses.
		Years Ended June 30,
	Notes	2023	2022	2021

(b) Warrants/Free-attaching options
674,694,939 free-attaching options (2022: 674,694,939 free-attaching options, 2021: 674,694,939) for fully paid ordinary shares (1)	11(c)	-	-	-

		-	-	-
1.	On November 24, 2020 as part of a two tranche placement to sophisticated and professional investors the Group issued a total of 674,694,939 free attaching warrants with an exercise price of A$0.07, expiring on November 23, 2023. These warrants were assessed to have immaterial value at the time of issue.

Schedule of Movements in Options for Fully Paid Ordinary Shares	Movements in Options for Fully Paid Ordinary Shares
	Years Ended June 30,
	2023		2022		2021
	Number of Options	(A$)	Number of Options	(A$)	Number of Options	(A$)
Beginning of the year	184,692,720	3,565,918	160,542,720	2,750,884	21,550,000	866,121
Options issued during the year	-	-	45,150,000	-	140,392,720	-
Expired during the year	(13,150,000)	(560,014)	(7,000,000)	(240,310)	-	-
Forfeited during the year	(1,500,000)	(17,150)	(14,000,000)	(450,777)	(1,400,000)	(65,800)
Share Based Payment expense	-	983,721	-	1,506,121	-	1,950,563
End of the year	170,042,720	3,972,475	184,692,720	3,565,918	160,542,720	2,750,884